Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—111.8%
JAPAN—111.8%
Communication Services—4.5%
Direct Marketing MiX, Inc.	31,500	$ 400,615
Internet Initiative Japan, Inc.	28,300	531,071
KDDI Corp.(a)	80,900	2,527,594
Okinawa Cellular Telephone Co.	24,100	583,103
		4,042,383
Consumer Discretionary—16.6%
Denso Corp.	28,700	1,549,963
Nitori Holdings Co. Ltd.	8,600	1,138,259
Resorttrust, Inc.	123,200	2,251,195
Scroll Corp.	81,200	454,949
Shoei Co. Ltd.	43,100	1,659,591
Sony Group Corp.(a)	51,500	4,601,604
Toyota Motor Corp.(a)	191,900	2,818,188
Yamaha Corp.	13,200	513,270
		14,987,019
Consumer Staples—16.2%
Ajinomoto Co., Inc.	90,000	2,967,173
Asahi Group Holdings Ltd.(a)	85,900	2,836,611
Milbon Co. Ltd.	37,500	1,649,168
Seven & i Holdings Co. Ltd.	34,600	1,633,566
Shiseido Co. Ltd.	24,900	1,294,202
Suntory Beverage & Food Ltd.	47,600	1,607,345
Welcia Holdings Co. Ltd.	119,200	2,664,199
		14,652,264
Financials—13.2%
Japan Exchange Group, Inc.	51,100	782,063
Mitsubishi UFJ Financial Group, Inc.	318,100	2,330,045
Tokio Marine Holdings, Inc.(a)	261,600	5,479,134
Tokyo Century Corp.(a)	51,400	1,807,283
WealthNavi, Inc.(b)	49,800	545,933
Zenkoku Hosho Co. Ltd.	26,500	1,032,115
		11,976,573
Health Care—12.4%
AS One Corp.	19,600	878,576
Asahi Intecc Co. Ltd.	48,800	856,156
Astellas Pharma, Inc.	125,100	1,841,488
Chugai Pharmaceutical Co. Ltd.(a)	46,300	1,200,331
Daiichi Sankyo Co. Ltd.	55,300	1,736,803
Hoya Corp.(a)	15,000	1,649,579
Jeol Ltd.	19,700	578,471
Menicon Co. Ltd.	23,200	512,649
Olympus Corp.	106,700	2,005,919
		11,259,972
Industrials—16.3%
AGC, Inc.	15,600	574,795
Amada Co. Ltd.(a)	62,600	562,321
Daikin Industries Ltd.(a)	10,400	1,806,424
Daiseki Co Ltd	21,500	724,524
FANUC Corp.(a)	4,300	759,765
Hitachi Ltd.	24,400	1,279,596
Shares		Value

Makita Corp.(a)	24,900	$ 663,257
MISUMI Group, Inc.(a)	102,400	2,577,148
Nabtesco Corp.	37,600	1,100,872
Nihon M&A Center Holdings, Inc.	61,100	624,650
Recruit Holdings Co. Ltd.(a)	24,600	791,142
SHO-BOND Holdings Co. Ltd.	48,400	2,065,040
Takuma Co. Ltd.	49,300	488,345
TechnoPro Holdings, Inc.	25,100	781,493
		14,799,372
Information Technology—20.5%
Advantest Corp.(a)	26,600	1,906,714
Appier Group, Inc.(b)	58,400	746,672
Elecom Co. Ltd.	93,800	984,605
Ibiden Co. Ltd.	41,600	1,623,602
Kaga Electronics Co. Ltd.	32,000	1,065,918
Keyence Corp.(a)	7,900	3,636,913
Kohoku Kogyo Co. Ltd.	17,200	859,985
NEC Corp.	22,000	794,807
NEC Networks & System Integration Corp.	64,500	861,360
Nomura Research Institute Ltd.	67,300	1,615,710
Otsuka Corp.	39,300	1,292,952
Sansan, Inc.(b)	55,800	695,951
Tokyo Electron Ltd.	5,000	1,747,621
Zuken, Inc.	31,700	773,607
		18,606,417
Materials—7.0%
Kansai Paint Co. Ltd.(a)	59,900	843,579
Nippon Paint Holdings Co. Ltd.	289,900	2,646,635
Shin-Etsu Chemical Co. Ltd.(a)	19,300	2,845,264
		6,335,478
Real Estate—5.1%
Heiwa Real Estate Co. Ltd.(a)	13,800	394,820
JSB Co. Ltd.	14,900	465,227
Katitas Co. Ltd.	37,600	921,969
Tokyu Fudosan Holdings Corp.(a)	563,700	2,860,344
		4,642,360
Total Japan		101,301,838
Total Common Stocks		101,301,838
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	59,520	59,520
Total Short-Term Investment		59,520
Total Investments (Cost $104,311,326)—111.9%		101,361,358
Liabilities in Excess of Other Assets—(11.9%)		(10,786,297)
Net Assets—100.0%		$90,575,061

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated the Fund's investment manager, abrdn Asia Limited ("abrdn Asia" or the "Investment Manager") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Investment Manager as Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
2